CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 10,737	$ 12,807	$ 13,614
Adjustments:
Depreciation and amortization	27,398	22,192	25,154
Amortization of loan costs	368	0	59
Stock-based compensation expense	4,455	3,519	5,884
Change in fair value of warrant liabilities	(13,933)	0	0
Deferred income tax (benefit) expense	(2,286)	(3,568)	2,456
Other	1,545	(467)	(315)
Changes in operating assets and liabilities
Receivables	(3,985)	(2,367)	(517)
Prepaid expenses and other current assets	90	(8)	(938)
Income tax receivable	4,842	(4,902)	(202)
Accounts payable & accrued liabilities	3,877	21,975	(1,591)
Other	768	(781)	(7,516)
Net cash provided by operating activities	33,876	48,400	36,088
Cash flows from investing activities:
Purchase of property and equipment	(2,010)	(1,847)	(4,296)
Additions to internal-use software	(25,890)	(25,155)	(20,996)
Payments to Acquire Intangible Assets	(13,000)	0	0
Additions to notes receivable and other investments	(9,536)	0	0
Advance payment related to license agreements	(8,000)	0	0
Proceeds from notes receivable	1,500	0	0
Net cash used in investing activities	(56,936)	(27,002)	(25,292)
Cash flows from financing activities:
Proceeds from stock option exercises	2,412	992	754
Repurchases of common stock for retirement	0	(2,540)	(6,176)
Net proceeds from Business Combination	185,170	0	0
Other	(690)	(2,087)	(1,926)
Net cash provided by (used in) financing activities	186,892	(3,635)	(7,348)
Foreign currency translation	743	142	(26)
Net change in cash and cash equivalents	164,575	17,905	3,422
Cash and cash equivalents at beginning of period	48,927	31,022	27,600
Cash and cash equivalents at end of period	213,502	48,927	31,022
Supplemental cash flow disclosures:
Interest paid	125	53	233
Income taxes paid, net of (refunds)	(4,321)	7,015	2,046
Non-cash investing and financing activities:
Capitalization of stock-based compensation	657	605	912
Noncash additions to intangible assets related to license agreements	5,000	0	0
Reduction of notes receivable in exchange for internal-use software	1,754	0	0
Settlement of MGM Profit Share liability through the issuance of shares of Class A common stock	$ 20,000	$ 0	$ 0